WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.0%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,250,000	$1,872,608	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	200,000	158,391	(a)

Total Diversified Telecommunication Services				2,030,999

Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	59,894	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	110,000	93,654	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,226,580
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,130,000	882,558	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	267,750
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	207,300	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	24,602	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	204,041
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	550,000	510,947	(a)

Total Media				3,477,326

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	831,686	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,210,000	1,395,118	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	1,120,000	829,842	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	250,000	309,088
Sprint LLC, Senior Notes	7.625%	2/15/25	300,000	311,790
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	410,000	349,150	(a)

Total Wireless Telecommunication Services				4,026,674

TOTAL COMMUNICATION SERVICES				9,534,999

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	130,000	103,344
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,790,000	1,758,600
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	300,000	279,849
Ford Motor Credit Co. LLC, Senior Notes	4.389%	1/8/26	220,000	211,454
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	178,784
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	1,120,000	1,048,132

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	$167,092
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	420,000	398,621
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,180,000	983,036

Total Automobiles				5,128,912

Diversified Consumer Services - 0.1%
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	578,183

Hotels, Restaurants & Leisure - 2.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	256,333	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	245,360	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	2,940,000	2,444,345	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,630,000	2,534,741	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	920,000	885,715
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	121,779
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	223,743
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	650,000	582,564	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,000,000	1,742,264	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	2,240,000	2,229,270
Sands China Ltd., Senior Notes	2.800%	3/8/27	960,000	839,932
Sands China Ltd., Senior Notes	3.350%	3/8/29	630,000	539,675
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	590,153	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	840,000	808,509	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,232,175	(a)

Total Hotels, Restaurants & Leisure				15,276,558

Internet & Direct Marketing Retail - 0.9%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	4,090,170	(b)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	873,709	(a)

Total Internet & Direct Marketing Retail				4,963,879

TOTAL CONSUMER DISCRETIONARY				25,947,532

ENERGY - 10.7%
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	202,289
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	388,844
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,017,719
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	100,254
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	779,673

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	$747,879	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	589,840	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	430,000	359,549
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	193,035
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	697,250	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	620,000	679,861	(a)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	258,131
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	402,549
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,090,000	2,022,211
Ecopetrol SA, Senior Notes	8.875%	1/13/33	870,000	893,634
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	2,894,308	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	2,722,912	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,570,000	4,186,120	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	406,340
EQT Corp., Senior Notes	7.000%	2/1/30	200,000	212,995
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	79,294
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	650,000	648,320	(a)
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	797,671
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,270,000	2,412,573
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	11,680,000	5,929,215
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	991,407
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	147,487

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	1,420,000	$1,513,983
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	510,000	418,445
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,216,190
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	150,164
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,293,211
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,300,000	876,745
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	8.716%	3/3/23	800,000	732,000	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	577,152
Range Resources Corp., Senior Notes	8.250%	1/15/29	590,000	607,322
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,001,639	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,800,000	5,120,008
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	730,000	690,668
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,877,222
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	630,774
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	774,171
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,090,000	5,289,987
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,341,003
YPF SA, Senior Notes	8.500%	7/28/25	1,610,000	1,480,242	(a)

TOTAL ENERGY				57,352,286

FINANCIALS - 8.0%
Banks - 4.5%
BAC Capital Trust XIV, Junior
Subordinated Notes (3 mo. USD LIBOR + 0.400%)	5.169%	2/16/23	260,000	208,342	(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000		$1,614,336	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	4,900,000		4,697,875	(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,771,047	(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		198,125	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	7,470,000		7,289,034	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	880,000		869,000	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,067,263	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,360,971	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		850,002	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		195,186	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		206,467	(a)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		845,052	(c)(d)

Total Banks					24,172,700

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.1%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,080,000	$3,070,200	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	162,500	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	246,045	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	570,000	529,107	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	4,150,000	4,035,875	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	439,533
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	790,000	597,974	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	534,318	(a)(d)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	470,000	528,442	(a)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	1,310,000	1,247,771	(a)(c)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%)	5.528%	3/3/23	109,000	87,609	(c)(d)

Total Capital Markets				11,479,374

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	170,000	142,825

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.288%	12/21/65	740,000	$479,150	(a)(d)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	483,927	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	68,366	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	1,802,941	(e)(f)

Total Diversified Financial Services				2,977,209

Insurance - 0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,950,000	4,598,525	(a)(g)

TOTAL FINANCIALS				43,227,808

HEALTH CARE - 4.3%
Health Care Providers & Services - 0.4%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	730,506
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,402,135

Total Health Care Providers & Services				2,132,641

Pharmaceuticals - 3.9%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	2,779,193	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	511,388	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	5,490,000	2,414,500	(a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	3,839,813
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,200,000	4,262,160
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,374,000	2,132,897
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	523,640
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,750,947

Total Pharmaceuticals				21,214,538

TOTAL HEALTH CARE				23,347,179

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,364,070

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	50,000	$47,813	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	612,000	619,047	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	522,000	533,484	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,420,000	3,250,795	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,114,684	(a)

Total Airlines				5,565,823

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	50,000	43,091	(a)

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	705,688

Road & Rail - 0.0%††
XPO Inc., Senior Notes	6.250%	5/1/25	36,000	36,368	(a)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	110,000	96,956	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	310,014
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,310,000	1,154,677

Total Trading Companies & Distributors				1,561,647

TOTAL INDUSTRIALS				9,276,687

MATERIALS - 0.3%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	890,000	730,138	(a)

Metals & Mining - 0.2%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	149,519	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	780,000	746,107

Total Metals & Mining				895,626

TOTAL MATERIALS				1,625,764

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	240,000		$215,174	(a)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		1,673,078	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000		143,784

TOTAL UTILITIES					1,816,862

TOTAL CORPORATE BONDS & NOTES (Cost - $190,002,835)					172,344,291

SOVEREIGN BONDS - 25.1%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000		664,818	(h)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000		371,234	(a)

Total Angola					1,036,052

Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	4,457,393		1,600,341
Argentine Republic Government International Bond, Senior Notes, Step bond (3.875% to 7/9/23 then 4.250%)	3.875%	1/9/38	2,874,178		1,062,985
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	6,272,122		2,502,341	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	700,000		606,565	(h)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	824,492		714,441	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,600,000		2,014,236	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	1,034,131		728,888	(a)(g)

Total Argentina					9,229,797

Australia - 0.7%
Australia Government Bond, Senior Notes	3.000%	3/21/47	6,690,000	AUD	4,018,117	(h)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	$2,453,669
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	38,024,000	BRL	6,428,132

Total Brazil					8,881,801

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,110,000		1,631,288	(a)

Egypt - 0.3%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	111,673
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	1,490,000		1,343,327	(h)

Total Egypt					1,455,000

Gabon - 0.6%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	3,690,000		3,122,286	(a)

Indonesia - 8.9%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	250,076
Indonesia Treasury Bond	8.250%	5/15/29	258,401,000,000	IDR	18,717,610
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,496,180
Indonesia Treasury Bond	7.000%	2/15/33	86,483,000,000	IDR	5,880,065
Indonesia Treasury Bond	8.375%	3/15/34	132,689,000,000	IDR	9,894,581
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,364,861
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	488,459
Indonesia Treasury Bond	7.375%	5/15/48	576,000,000	IDR	39,367

Total Indonesia					48,131,199

Ivory Coast - 1.0%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,840,915	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	364,136		336,203	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,264,953	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,150,000		1,915,246	(a)

Total Ivory Coast					5,357,317

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,418,784	(h)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		$1,349,450	(a)

Mexico - 4.6%
Mexican Bonos, Bonds	8.000%	11/7/47	163,030,000	MXN	7,984,795
Mexican Bonos, Senior Notes	7.750%	11/13/42	348,475,400	MXN	16,722,303

Total Mexico					24,707,098

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000		842,281	(h)

Poland - 3.0%
Republic of Poland Government Bond	1.750%	4/25/32	99,000,000	PLN	16,174,320

Russia - 0.9%
Russian Federal Bond - OFZ	8.150%	2/3/27	548,657,000	RUB	1,172,156	*(i)
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	686,343	*(i)
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	933,996	*(i)
Russian Federal Bond - OFZ	7.250%	5/10/34	935,800,000	RUB	1,999,252	*(i)
Russian Federal Bond - OFZ	7.700%	3/16/39	6,482,000	RUB	13,848	*(i)

Total Russia					4,805,595

Supranational - 0.5%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	2,447,220

Zambia - 0.1%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	550,000		277,984	(a)

TOTAL SOVEREIGN BONDS (Cost - $166,095,865)					134,885,589

COLLATERALIZED MORTGAGE OBLIGATIONS (j) - 8.3%
AREIT Trust, 2021-CRE5 B (1 mo. USD LIBOR + 1.820%)	6.285%	11/17/38	807,000		780,239	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.290%	9/15/48	1,190,000		808,346	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	9.947%	5/15/37	4,400,000		4,259,275	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	7.601%	10/15/36	2,570,000		2,365,214	(a)(d)
CSMC Trust, 2015-2R 7A2	3.598%	8/27/36	6,750,384		5,150,615	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	11.459%	2/15/23	6,207,741		6,194,364	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	9.606%	6/25/50	629,901		659,425	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.310%	12/25/50	2,180,000	$2,103,646	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	12.456%	5/25/25	1,531,127	1,563,621	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	8.106%	1/25/30	3,880,000	3,978,083	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.056%	7/25/30	5,280,000	5,424,143	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.250%)	8.709%	9/15/31	7,585,008	3,221,603	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	8.909%	11/15/32	1,032,000	970,868	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.046%	11/25/36	1,479,995	1,108,065	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	12.967%	6/15/35	10,570,000	106	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	6.649%	6/15/38	344,000	324,328	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	6.409%	5/15/38	850,000	818,420	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	96,506	24,725	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	2,920	2,864	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.100%	10/15/54	7,252,762	433,758	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	70,044	65,139
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	1.044%	2/25/36	1,666,309	215,227	(d)

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (j) - (continued)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	5.236%	5/20/34	192,978	$186,413	(d)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	6.859%	5/15/38	1,000,000	865,259	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	8.860%	11/15/27	5,070,000	10,165	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	5.301%	1/25/45	3,151,996	2,546,007	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	5.466%	12/25/45	1,316,893	845,080	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,903,764)				44,924,998

ASSET-BACKED SECURITIES - 7.0%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	6.981%	1/25/34	184,108	172,572	(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. USD LIBOR + 6.500%)	11.308%	10/20/34	1,900,000	1,684,402	(a)(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	4.982%	11/28/36	1,649,427	1,424,119	(d)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	11.678%	7/25/34	4,390,000	4,016,798	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	1,083,949	1,082,684	(d)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	2,956,200	(a)(d)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000	4,800,303	(a)(d)
Hayfin US Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	11.988%	7/20/34	5,110,000	5,028,638	(a)(d)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	6.024%	12/27/38	3,229,873	2,965,242	(d)
Madison Park Funding Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	7.802%	7/29/30	5,025,000	4,704,685	(a)(d)
Navient Private Education Loan Trust, 2020-A B	3.160%	11/15/68	1,890,000	1,630,602	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,283,540	3,202,578
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	4.856%	8/25/36	1,064,438	1,031,242	(d)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,010,617	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $41,485,562)				37,710,682

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Obligations - 4.4%
U.S. Treasury Bonds	1.125%	8/15/40	60,000	$39,838	(k)
U.S. Treasury Bonds	3.000%	5/15/45	972,000	856,347	(k)
U.S. Treasury Bonds	2.875%	8/15/45	10,000	8,616
U.S. Treasury Bonds	4.000%	11/15/52	20,674,000	22,111,489	(k)
U.S. Treasury Notes	4.000%	10/31/29	620,800	636,368	(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,886,666)				23,652,658

SENIOR LOANS - 1.9%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	6.320%	3/1/27	503,536	495,867	(d)(l)(m)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	6.320%	4/30/25	1,349,996	1,349,497	(d)(l)(m)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	7.820%	3/15/26	1,351,809	1,340,075	(d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	6.959%	1/31/28	360,000	358,652	(d)(l)(m)

Total Media				3,048,224

TOTAL COMMUNICATION SERVICES				3,544,091

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	843,180	843,707	(d)(l)(m)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	6.320%	11/19/26	743,626	736,922	(d)(l)(m)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.070%	8/17/28	279,850	279,675	(d)(l)(m)

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	7.320%	12/23/24	886,633	$886,992	(d)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.380%	6/22/26	159,506	159,498	(d)(l)(m)

Total Hotels, Restaurants & Leisure				2,063,087

TOTAL CONSUMER DISCRETIONARY				2,906,794

FINANCIALS - 0.2%
Capital Markets - 0.0%††
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	8.070%	4/7/28	308,391	302,745	(d)(l)(m)

Diversified Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.320%	1/26/28	327,382	326,794	(d)(l)(m)

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	7.570%	11/3/24	548,463	543,620	(d)(l)(m)

TOTAL FINANCIALS				1,173,159

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
LifePoint Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.750%)	8.575%	11/16/25	671,578	653,855	(d)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	7.820%	3/5/26	270,242	266,779	(d)(l)(m)

TOTAL HEALTH CARE				920,634

INDUSTRIALS - 0.3%
Building Products - 0.3%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.859%	2/26/29	1,890,500	1,743,400	(d)(l)(m)

TOTAL SENIOR LOANS (Cost - $10,493,647)				10,288,078

CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DISH Network Corp., Senior Notes (Cost - $3,350,939)	2.375%	3/15/24	3,650,000	3,395,413

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.5%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$397,608	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000	143,457

Total California				541,065

Illinois - 0.3%
State of Illinois, GO	5.100%	6/1/33	1,425,000	1,416,591

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	820,000	619,249

TOTAL MUNICIPAL BONDS (Cost - $2,639,713)				2,576,905

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.4%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.4%
90-Day Eurodollar Futures, Call @ $97.13	12/18/23	4,430	11,075,000	415,310
Australian Dollar Futures, Call @ $68.00	2/3/23	27	27,000	72,090
Canadian Dollar Futures, Call @ $75.00	3/3/23	182	182,000	134,680
Canadian Dollar Futures, Call @ $75.50	3/3/23	52	52,000	25,480
Euro Futures, Put @ $1.09	3/3/23	52	6,500,000	58,500
Japanese Yen Futures, Call @ $77.50	2/3/23	26	32,500	12,025
U.S. Treasury 5-Year Notes Futures, Call @ $109.25	2/24/23	331	331,000	175,844
U.S. Treasury 5-Year Notes Futures, Call @ $109.50	2/24/23	624	624,000	258,375
U.S. Treasury 5-Year Notes Futures, Call @ $109.75	2/24/23	572	572,000	178,750
U.S. Treasury 10-Year Notes Futures, Call @ $114.50	2/24/23	130	130,000	101,563
U.S. Treasury 10-Year Notes Futures, Call @ $114.75	2/24/23	130	130,000	85,313
U.S. Treasury 10-Year Notes Futures, Call @ $115.00	2/24/23	101	101,000	56,813

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $115.00		2/24/23	76	76,000	$79,563
U.S. Treasury Long-Term Bonds Futures, Call @ $130.00		2/24/23	234	234,000	340,031
U.S. Treasury Long-Term Bonds Futures, Call @ $130.50		2/24/23	52	52,000	64,188
U.S. Treasury Long-Term Bonds Futures, Call @ $131.00		2/24/23	51	51,000	52,594

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $8,758,724)					2,111,119

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Indian Rupee, Put @ 82.75INR (Cost - $33,856)	JPMorgan Chase & Co.	4/3/23	4,600,000	4,600,000	60,220

TOTAL PURCHASED OPTIONS (Cost - $8,792,580)					2,171,339

				SHARES
COMMON STOCKS - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp.				40,182	369,674

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares				55,833	561,680	*

TOTAL COMMON STOCKS (Cost - $972,723)					931,354

			EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $67,285)			5/28/28	70,273	12,649	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $514,691,579)					432,893,956

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	Rate	Shares	Value
SHORT-TERM INVESTMENTS - 4.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $22,364,948)	4.283%	22,364,948	$22,364,948	(n)(o)

TOTAL INVESTMENTS - 84.5% (Cost - $537,056,527)			455,258,904
Other Assets in Excess of Liabilities - 15.5%			83,203,917

TOTAL NET ASSETS - 100.0%			$538,462,821

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	The coupon payment on this security is currently in default as of January 31, 2023.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $22,364,948 and the cost was $22,364,948 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At January 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Call	12/18/23	$97.00	1,301	3,252,500	$(138,231)
90-Day Eurodollar Futures, Call	12/18/23	97.88	2,195	5,487,500	(109,750)
90-Day Eurodollar Futures, Call	12/18/23	98.00	6,665	16,662,500	(291,594)
Australian Dollar Futures, Call	2/3/23	67.00	54	54,000	(197,100)
Australian Dollar Futures, Call	2/3/23	67.50	54	54,000	(170,640)
Australian Dollar Futures, Call	2/3/23	68.50	78	78,000	(170,040)
Australian Dollar Futures, Call	2/3/23	69.00	52	52,000	(89,440)
Australian Dollar Futures, Call	2/3/23	71.00	52	52,000	(17,160)
Australian Dollar Futures, Put	2/3/23	68.50	52	52,000	(2,080)
Australian Dollar Futures, Put	3/3/23	68.00	51	51,000	(14,790)
Australian Dollar Futures, Put	3/3/23	70.50	26	26,000	(26,260)
Canadian Dollar Futures, Call	2/3/23	74.00	26	26,000	(31,460)
Canadian Dollar Futures, Call	2/3/23	74.50	111	111,000	(84,360)
Canadian Dollar Futures, Call	2/3/23	75.00	26	26,000	(10,400)
Canadian Dollar Futures, Put	2/3/23	74.00	26	26,000	(910)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Euro Futures, Call	3/3/23	$1.09		52	6,500,000		$(68,250)
Euro Futures, Put	2/3/23	1.06		26	3,250,000		(650)
Euro Futures, Put	3/3/23	1.08		106	13,250,000		(74,200)
Euro Futures, Put	3/3/23	1.08		52	6,500,000		(46,150)
Euro-Bund Futures, Call	2/24/23	137.50	EUR	104	10,400,000	EUR	(131,154)
Euro-Bund Futures, Call	2/24/23	138.00	EUR	52	5,200,000	EUR	(54,270)
Euro-Bund Futures, Call	2/24/23	139.00	EUR	441	44,100,000	EUR	(302,043)
Euro-Bund Futures, Call	2/24/23	140.00	EUR	260	26,000,000	EUR	(113,064)
Euro-Bund Futures, Call	2/24/23	141.00	EUR	52	5,200,000	EUR	(13,568)
Euro-Bund Futures, Put	2/24/23	136.50	EUR	52	5,200,000	EUR	(74,622)
Euro-Bund Futures, Put	2/24/23	137.00	EUR	156	15,600,000	EUR	(266,265)
Euro-Bund Futures, Put	2/24/23	137.50	EUR	156	15,600,000	EUR	(312,055)
Euro-Bund Futures, Put	2/24/23	138.00	EUR	78	7,800,000	EUR	(181,467)
Japanese Yen Futures, Call	2/3/23	77.00		154	192,500		(115,500)
Japanese Yen Futures, Call	2/3/23	79.00		52	65,000		(3,900)
Japanese Yen Futures, Call	3/3/23	78.00		81	101,250		(85,050)
Japanese Yen Futures, Call	3/3/23	79.00		26	32,500		(17,550)
Japanese Yen Futures, Call	3/3/23	80.00		52	65,000		(21,450)
Japanese Yen Futures, Put	2/3/23	76.00		288	360,000		(32,400)
Japanese Yen Futures, Put	2/3/23	76.50		78	97,500		(18,525)
Japanese Yen Futures, Put	2/3/23	77.00		129	161,250		(59,662)
Japanese Yen Futures, Put	2/3/23	77.50		26	32,500		(20,475)
Japanese Yen Futures, Put	3/3/23	77.00		154	192,500		(200,200)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	108.75		306	306,000		(251,016)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	110.00		666	666,000		(156,094)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	110.25		577	577,000		(99,172)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	110.50		470	470,000		(58,750)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	110.75		156	156,000		(14,625)
U.S. Treasury 5-Year Notes Futures, Call	2/24/23	111.00		130	130,000		(8,125)
U.S. Treasury 5-Year Notes Futures, Put	2/24/23	108.00		892	892,000		(118,469)
U.S. Treasury 5-Year Notes Futures, Put	2/24/23	109.25		312	312,000		(168,188)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	115.50		370	370,000		(138,750)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	116.00		1,108	1,108,000		(277,000)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	116.50		818	818,000		(127,812)
U.S. Treasury 10-Year Notes Futures, Put	2/24/23	114.50		119	119,000		(91,109)
U.S. Treasury Long-Term Bonds Futures, Call	2/3/23	131.00		47	47,000		(18,359)
U.S. Treasury Long-Term Bonds Futures, Call	2/24/23	132.00		272	272,000		(191,250)

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		2/24/23	$135.00		102	102,000	$(19,125)
U.S. Treasury Long-Term Bonds Futures, Put		2/24/23	125.00		102	102,000	(20,719)
U.S. Treasury Long-Term Bonds Futures, Put		2/24/23	129.00		103	103,000	(115,875)
U.S. Treasury Long-Term Bonds Futures, Put		2/24/23	130.00		130	130,000	(205,156)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $15,932,568)							$(5,646,279)

OTC Written Options

	COUNTERPARTY
U.S. Dollar/Australian Dollar, Put	Morgan Stanley & Co. Inc.	3/29/23	$0.70		5,210,000	5,210,000	$(139,743)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	3/2/23	5.29	BRL	5,733,973	5,733,973	(42,770)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	4/5/23	5.37	BRL	5,130,000	5,130,000	(72,688)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	3/2/23	5.29	BRL	5,733,973	5,733,973	(251,891)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	3/21/23	5.00	BRL	5,340,000	5,340,000	(76,895)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	4/5/23	5.37	BRL	5,130,000	5,130,000	(299,607)
U.S. Dollar/Chinese Yuan Renminbi, Call	JPMorgan Chase & Co.	2/6/23	7.27	CNY	11,790,000	11,790,000	(2)
U.S. Dollar/Japanese Yen, Put	Bank of America N.A.	2/10/23	140.03	JPY	6,100,000	6,100,000	(471,099)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	3/6/23	19.25	MXN	5,705,938	5,705,938	(128,309)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,296,813)							$(1,483,004)

TOTAL WRITTEN OPTIONS (Premiums received - $17,229,381)							$(7,129,283)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	656	12/23	$173,031,201	$172,212,822	$(818,379)
3-Month SOFR	1,118	12/23	266,244,545	266,251,700	7,155
3-Month SOFR	136	9/23	32,823,886	32,335,700	(488,186)
90-Day Eurodollar	43	3/23	10,219,099	10,214,113	(4,986)
Australian Dollar	570	3/23	39,025,022	40,267,650	1,242,628
British Pound	260	3/23	20,147,172	20,041,125	(106,047)
Canadian Dollar	49	3/23	3,618,234	3,683,575	65,341
Euro	87	3/23	11,852,655	11,845,594	(7,061)
Japanese Yen	921	3/23	87,321,995	88,916,794	1,594,799
Mexican Peso	1,019	3/23	25,938,273	26,855,745	917,472
U.S. Treasury 5-Year Notes	3,784	3/23	413,923,895	413,372,447	(551,448)
U.S. Treasury 10-Year Notes	3,399	3/23	388,851,017	389,238,626	387,609
U.S. Treasury Long-Term Bonds	3,152	3/23	406,168,090	409,366,000	3,197,910
U.S. Treasury Ultra Long- Term Bonds	674	3/23	94,151,737	95,539,500	1,387,763
United Kingdom Long Gilt Bonds	123	3/23	15,985,564	15,847,954	(137,610)

					6,686,960

Contracts to Sell:
30-Day Federal Funds	268	2/23	106,554,765	106,560,858	(6,093)
3-Month SOFR	218	3/24	52,095,477	52,093,825	1,652
Euro-Bund	432	3/23	64,201,851	64,257,349	(55,498)
Japanese 10-Year Bonds	130	3/23	147,590,565	146,374,217	1,216,348
U.S. Treasury 2-Year Notes	2,760	3/23	568,500,962	567,589,689	911,273
U.S. Treasury Ultra 10-Year Notes	3,370	3/23	402,931,770	408,454,548	(5,522,778)

					(3,455,096)

Net unrealized appreciation on open futures contracts					$3,231,864

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	25,260,000	USD	3,534,320	JPMorgan Chase & Co.	2/8/23	$206,945
USD	3,537,320	CNH	25,260,000	JPMorgan Chase & Co.	2/8/23	(203,946)
KRW	2,449,822,000	USD	1,925,779	Bank of America N.A.	4/18/23	68,979
KRW	3,910,844,973	USD	3,071,304	Bank of America N.A.	4/18/23	113,086
USD	11,291,022	TWD	343,247,065	Bank of America N.A.	4/18/23	(233,369)
EUR	3,150,000	USD	3,439,958	BNP Paribas SA	4/18/23	1,051
EUR	10,474,000	USD	11,374,083	BNP Paribas SA	4/18/23	67,544
USD	66,797	EUR	61,711	BNP Paribas SA	4/18/23	(615)
USD	3,720,358	EUR	3,413,000	BNP Paribas SA	4/18/23	(7,948)
USD	3,796,707	EUR	3,491,000	BNP Paribas SA	4/18/23	(16,805)
MXN	177,069,920	USD	9,097,213	Goldman Sachs Group Inc.	4/18/23	174,298
USD	1,057,826	JPY	135,636,000	Goldman Sachs Group Inc.	4/18/23	4,516
USD	1,083,298	JPY	139,388,000	Goldman Sachs Group Inc.	4/18/23	851
USD	6,884,665	JPY	901,065,000	Goldman Sachs Group Inc.	4/18/23	(112,746)
USD	43,238,789	JPY	5,654,984,974	Goldman Sachs Group Inc.	4/18/23	(676,194)
USD	27,218,496	MXN	538,762,916	Goldman Sachs Group Inc.	4/18/23	(991,527)
ZAR	135,848,545	USD	7,931,141	Goldman Sachs Group Inc.	4/18/23	(174,550)
BRL	2,527,458	USD	478,438	JPMorgan Chase & Co.	4/18/23	12,506
BRL	19,061,217	USD	3,558,986	JPMorgan Chase & Co.	4/18/23	143,544
CAD	27,693,406	USD	20,735,581	JPMorgan Chase & Co.	4/18/23	91,126
CNH	11,102,016	USD	1,643,657	JPMorgan Chase & Co.	4/18/23	7,807
CNH	51,951,580	USD	7,602,006	JPMorgan Chase & Co.	4/18/23	125,974
CNH	63,310,000	USD	9,424,567	JPMorgan Chase & Co.	4/18/23	(6,981)
IDR	24,187,915,972	USD	1,554,943	JPMorgan Chase & Co.	4/18/23	56,467
INR	254,675,089	USD	3,078,984	JPMorgan Chase & Co.	4/18/23	13,056
INR	857,163,540	USD	10,291,314	JPMorgan Chase & Co.	4/18/23	115,608
SGD	3,585,990	USD	2,704,489	JPMorgan Chase & Co.	4/18/23	29,565
SGD	6,724,000	USD	5,013,346	JPMorgan Chase & Co.	4/18/23	113,209
USD	4,390,455	BRL	22,788,000	JPMorgan Chase & Co.	4/18/23	(35,980)
USD	31,362,494	CNH	214,671,564	JPMorgan Chase & Co.	4/18/23	(570,657)
USD	28,879,734	CNY	198,100,534	JPMorgan Chase & Co.	4/18/23	(586,533)
USD	5,310,886	COP	25,901,192,968	JPMorgan Chase & Co.	4/18/23	(151,944)
USD	32,735,087	IDR	511,526,656,600	JPMorgan Chase & Co.	4/18/23	(1,343,062)
USD	5,170,433	KRW	6,360,666,973	JPMorgan Chase & Co.	4/18/23	(8,715)
AUD	446,539	USD	311,355	Morgan Stanley & Co. Inc.	4/18/23	4,770
AUD	886,225	USD	626,269	Morgan Stanley & Co. Inc.	4/18/23	1,129
AUD	6,464,893	USD	4,590,727	Morgan Stanley & Co. Inc.	4/18/23	(13,943)
GBP	465,000	USD	565,799	Morgan Stanley & Co. Inc.	4/18/23	8,438

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	212,350,000	USD	1,650,428	Morgan Stanley & Co. Inc.	4/18/23	$(1,379)
MYR	11,297,758	USD	2,601,072	Morgan Stanley & Co. Inc.	4/18/23	59,458
NOK	11,737,746	USD	1,177,874	Morgan Stanley & Co. Inc.	4/18/23	2,364
USD	7,153,101	EUR	6,735,030	Morgan Stanley & Co. Inc.	4/18/23	(204,136)
USD	26,105,951	GBP	21,372,919	Morgan Stanley & Co. Inc.	4/18/23	(287,857)
USD	14,772,401	PLN	65,843,544	Morgan Stanley & Co. Inc.	4/18/23	(338,803)
USD	1,379,035	RUB	99,980,000	Goldman Sachs Group Inc.	9/20/23	84,537

Total						$(4,460,862)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	122,898,368	BRL	1/4/27	BRL-CDI**	11.993%**	$(521,700)	—	$(521,700)
BNP Paribas SA	142,015,300	BRL	1/2/29	BRL-CDI**	12.610%**	(149,098)	—	(149,098)
JPMorgan Chase & Co.	4,588,200	BRL	1/2/29	BRL-CDI**	12.893%**	2,196	—	2,196

Total						$(668,602)	—	$(668,602)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
144,900,000		6/4/24	Daily SOFR Compound**	4.600%**	$(38,757)	$4,508	$(43,265)
538,736,000		3/1/25	Daily SOFR Compound annually	3.550% annually	225,996	(31,766)	257,762
200,460,000		6/21/25	Daily SOFR Compound annually	3.400% annually	450,556	(12,510)	463,066
170,428,000		10/13/25	Daily SOFR Compound**	1.396%**	(2,459,933)	—	(2,459,933)
10,560,000	GBP	10/15/26	UKRPI**	4.500%**	(1,104,388)	(363,067)	(741,321)
111,986,000		4/30/29	3.270% annually	Daily SOFR Compound annually	337,249	(55,430)	392,679
65,315,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(1,997,892)	(17,521)	(1,980,371)
12,579,000		3/18/32	2.000% annually	Daily SOFR Compound annually	1,220,992	101,962	1,119,030
95,948,000		5/15/32	3.220% annually	Daily SOFR Compound annually	50,079	2,390,186	(2,340,107)
228,101,667	MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	683,795	—	683,795
7,341,000		8/15/47	1.650% annually	Daily SOFR Compound annually	1,812,954	738,023	1,074,931

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	63,279,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$5,392,874	$3,152,470	$2,240,404
	23,407,000	2/15/48	2.620% annually	Daily SOFR Compound annually	1,914,647	(479,630)	2,394,277
	9,268,000	5/15/48	3.150% annually	Daily SOFR Compound annually	(121,942)	(2,767,324)	2,645,382
	10,840,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,054,144	22,058	1,032,086

Total					$7,420,374	$2,681,959	$4,738,415

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$3,270,000	6/20/26	2.398%	1.000% quarterly	$(137,477)	$(218,171)	$80,694

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$158,670,000	12/20/27	1.000% quarterly	$1,990,306	$539,340	$1,450,966

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.39 Index	$17,802,600	12/20/27	5.000% quarterly	$(491,246)	$(184,106)	$(307,140)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
GBP	— British Pound
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
UKRPI	— United Kingdom Retail Price Index

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$41,424,867	$1,802,941	$43,227,808
Other Corporate Bonds & Notes	—	129,116,483	—	129,116,483
Sovereign Bonds	—	134,885,589	—	134,885,589
Collateralized Mortgage Obligations	—	44,924,998	—	44,924,998
Asset-Backed Securities	—	37,710,682	—	37,710,682
U.S. Government & Agency Obligations	—	23,652,658	—	23,652,658
Senior Loans	—	10,288,078	—	10,288,078
Convertible Bonds & Notes	—	3,395,413	—	3,395,413
Municipal Bonds	—	2,576,905	—	2,576,905
Purchased Options:
Exchange-Traded Purchased Options	$2,111,119	—	—	2,111,119
OTC Purchased Options	—	60,220	—	60,220
Common Stocks	931,354	—	—	931,354
Warrants	12,649	—	—	12,649
Total Long-Term Investments	3,055,122	428,035,893	1,802,941	432,893,956

Short-Term Investments†	22,364,948	—	—	22,364,948

Total Investments	$25,420,070	$428,035,893	$1,802,941	$455,258,904

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Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$10,929,950	—	—	$10,929,950
Forward Foreign Currency Contracts††	—	$1,506,828	—	1,506,828
OTC Interest Rate Swaps	—	2,196	—	2,196
Centrally Cleared Interest Rate Swaps††	—	12,303,412	—	12,303,412
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	80,694	—	80,694
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,450,966	—	1,450,966

Total Other Financial Instruments	$10,929,950	$15,344,096	—	$26,274,046

Total	$36,350,020	$443,379,989	$1,802,941	$481,532,950

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,646,279	—	—	$5,646,279
OTC Written Options	—	$1,483,004	—	1,483,004
Futures Contracts††	7,698,086	—	—	7,698,086
Forward Foreign Currency Contracts††	—	5,967,690	—	5,967,690
OTC Interest Rate Swaps	—	670,798	—	670,798
Centrally Cleared Interest Rate Swaps††	—	7,564,997	—	7,564,997
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	307,140	—	307,140

Total	$13,344,365	$15,993,629	—	$29,337,994

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,836,917	$149,914,175	149,914,175	$140,386,144	140,386,144

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$134,393	—	$22,364,948

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